PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS
16	PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets comprises:

	As at	As at
	December 31,	December 31,
	2022	2021
Prepayments	1,636	2,372
Deposits	59	50
Other assets	128	20
Prepaid expenses and other assets	1,823	2,442

As at December 31, 2022, prepayments include EUR nil (December 31, 2021: 1,187) in prepaid consideration (Note 1).